Derivative Financial Instruments - Additional Information (Detail) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Unrealized gain (loss)				$ (199,723)	$ 578,894	$ 87,160	$ (447,668)	$ (270,222)
Proceeds from settlement of interest rate cap agreements						270,000
Interest Rate Cap [Member]
Derivative [Line Items]
Unrealized gain (loss)	$ 20,107		$ 131,281	(199,723)	578,894	(87,160)	447,668	270,222
Investing activities acquired		$ 43,200					300,000
Proceeds from settlement of interest rate cap agreements		270,000					0
Interest Rate Cap [Member] | Deferred Financing Costs and Other Assets, Net [Member]
Derivative [Line Items]
Fair value of interest rate cap agreements	8,046	$ 207,769		8,046		207,769	347,409
Interest Rate Cap [Member] | Interest Expense [Member]
Derivative [Line Items]
Unrealized gain (loss)	$ (20,107)		$ 131,281	$ (199,723)	$ 578,894	$ (87,160)	$ 447,668	$ 270,222